Rule 497(e)

Registration Nos. 333-143964 and 811-21944

FIRST TRUST EXCHANGE-TRADED FUND II
(the “Trust”)
FIRST TRUST BICK INDEX FUND
FIRST TRUST CLOUD COMPUTING ETF
FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND
FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF
FIRST TRUST GLOBAL WIND ENERGY ETF
FIRST TRUST INDXX GLOBAL AGRICULTURE ETF
FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF
FIRST TRUST INTERNATIONAL IPO ETF
FIRST TRUST NASDAQ® CLEAN EDGE® SMART GRID INFRASTRUCTURE INDEX FUND
FIRST TRUST NASDAQ CYBERSECURITY ETF
FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND
FIRST TRUST NASDAQ SMARTPHONE INDEX FUND
FIRST TRUST STOXX® EUROPEAN SELECT DIVIDEND INDEX FUND
(each a “Fund” and collectively, the “Funds”)
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2018, AS PREVIOUSLY SUPPLEMENTED ON MAY 8, 2018
DATED MAY 22, 2018
Notwithstanding anything to the contrary in the Funds’ Statement of Additional Information:
1. The first sentence of the section entitled “Creation and Redemption of Creation Unit Aggregations – Creation Transaction Fee” is deleted in its entirety and replaced with the following:
“Purchasers of Creation Units must pay a creation transaction fee (the “Creation Transaction Fee”) to BNYM that is currently $500 for the First Trust STOXX® European Select Dividend Index Fund, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund, First Trust Cloud Computing ETF and First Trust Nasdaq Cybersecurity ETF, $1,000 for the First Trust Global Wind Energy ETF, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust International IPO ETF, $1,500 for the First Trust Global Engineering and Construction ETF, $2,000 for the First Trust Dow Jones Global Select Dividend Index Fund and First Trust Indxx Global Agriculture ETF, $2,500 for the First Trust BICK Index Fund and First Trust Indxx Global Natural Resources Income ETF and $4,500 for the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund.”
2. The first sentence of the section entitled “Creation and Redemption of Creation Unit Aggregations – Redemption Transaction Fee” is deleted in its entirety and replaced with the following:
“Parties redeeming Creation Units must pay a redemption transaction fee (the “Redemption Transaction Fee”) to BNYM that is currently $500 for the First Trust STOXX® European Select Dividend Index Fund, First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund, First Trust Cloud Computing ETF and First Trust Nasdaq Cybersecurity ETF, $1,000 for the First Trust Global Wind Energy ETF, First Trust Nasdaq Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust International IPO ETF, $1,500 for the First Trust Global Engineering and Construction ETF, $2,000 for the First Trust Dow Jones Global Select Dividend Index Fund and First Trust Indxx Global Agriculture ETF, $2,500 for the First Trust BICK Index Fund and First Trust Indxx Global Natural Resources Income ETF and $4,500 for the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund.”
PLEASE KEEP THIS SUPPLEMENT WITH THE YOUR FUND STATEMENT
OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE